Property, Plant and Equipment (Impairment Loss and Recovery) (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount	$ 8,789.7	$ 7,137.4
Impairment reversal		2,514.4
Impairment reversal, net of tax	1,156.3	1,883.7
Impairment reversal	1,540.9
Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount			$ 4,224.9
Impairment reversal, net of tax			740.5
Impairment reversal			985.0
Saskatchewan Viking Disposition | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount	$ 3,413.8	$ 2,941.0	$ 2,868.3
Discount rate	15.00%	15.00%	15.00%
Impairment reversal		$ 917.7
Impairment reversal, net of tax	$ 605.3	688.1	$ 424.4
Impairment reversal	806.0		564.5
Southwest Saskatchewan | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount	$ 1,715.0	$ 1,422.6	$ 1,356.6
Discount rate	15.00%	15.00%	15.00%
Impairment reversal		$ 604.1
Impairment reversal, net of tax	$ 315.0	453.0	$ 316.1
Impairment reversal	419.4		$ 420.5
Alberta | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount	$ 2,567.1	$ 1,911.9
Discount rate	15.00%	15.00%
Impairment reversal		$ 555.6
Impairment reversal, net of tax	$ 183.4	416.6
Impairment reversal	244.2
Northern U.S. | U.S.
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount	$ 1,093.8	$ 861.9
Discount rate	15.00%	15.00%
Impairment reversal		$ 437.0
Impairment reversal, net of tax	$ 52.6	$ 326.0
Impairment reversal	$ 71.3